Significant Accounting Policies - Net Loss Per Share, Basic and Diluted (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Difference between basic net loss per share and diluted net loss per share (usd per share)	$ 0	$ 0	$ 0	$ 0